Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTING POLICY
Summary of Estimated Useful Lives of Property, Plant and Equipment

The following are the main categories of property, plant and equipment with their respective estimated useful lives:

Categories of Property, plant and equipment	Years of estimated useful lives
Buildings	10 – 60
Plant and equipment	6 – 65
IT equipment	3 – 15
Fixtures and fittings	2 – 35
Motor vehicles	5 – 10

Additionally, the following table sets forth more details on the useful lives of plant and equipment items:

Categories of Property, plant and equipment	Years of estimated useful lives
Generating facilities:
Hydroelectric plants
Civil engineering works	10 – 65
Electromechanical equipment	10 – 45
Coal / fuel plants	20 – 40
Combined cycle plants	10 – 25
Renewable energy power plants	20
Natural gas transport facilities:
Pipelines	20